Stock Options - Summary of Stock Options Vested and Expected to Vest (Details)	12 Months Ended
Dec. 31, 2018 $ / shares shares
Stock options vested and expected to vest
Number of options, outstanding and expected to vest | shares	1,442,803
Number of options, vested and exercisable | shares	408,693
Weighted average remaining contractual life, outstanding and expected to vest	8 years 1 month 2 days
Weighted average remaining contractual life, vested and exercisable	5 years 4 months 10 days
Weighted average exercise price, outstanding and expected to vest | $ / shares	$ 8.49
Weighted average exercise price, vested and exercisable | $ / shares	$ 4.62